Advances for vessels under construction and acquisition of vessels (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Total	$ 59,900	$ 48,574
Advances for vessels under construction and acquisition of vessels
Property, Plant and Equipment [Line Items]
Pre-delivery yard installments	8,700	30,402
Fair value of the share consideration for OCC Vessels	42,962	0
Bareboat capital leases - upfront hire	0	10,460
Capitalized interest	1,307	4,753
Other capitalized costs	2,034	2,959
Advances for secondhand vessels	4,897	0
Total	$ 59,900	$ 48,574